UNITED STATES
        	     SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                          	13F
                   	Form 13F COVER PAGE

Report for the Calendar Year of Quarter ended: DECEMBER 31,1999

Check here if Amendment  [  ]; Amendment Number: ___
  This Amendment  (Check only one.): [  ] is a restatement
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DAVID A. ROCKER
Address:   45 ROCKEFELLER PLAZA
           NEW YORK, NY  10111


Form 13F File Number: 28-3470
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report
Is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       DAVID A. ROCKER
Title:      GENERAL PARTNER
Phone:      212-397-1220

Signature, Place, and Date of Signing:

           David A. Rocker                NEW YORK, NY      FEBRUARY 7, 2000
            [Signature]                  [City, State]           [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)


                      	Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        33

Form 13F Information Table Value Total:    $  172,412
                                            (thousands)


List of Other Inlcluded Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of All institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

      No.              Form 13F File Number        Name
       1                   28-3470             MARC C. COHODES

                                                      FORM 13F INFORMATION TABLE
                                                      VALUE    SHARES/   SH/   PUT/INVSTMT  OTHER           VOTING AUTHORITY
       NAME  OF ISSUER        TITLE OF CLASS  CUSIP   (X$1000) PRN AMT   PRN   CALLDSCRETN  MANAGERS   SOLE   SHARED     NONE
----------------------------------------------------- --------- ------------------------------------------------------ --------
ANCOR COMM                    COM           03332K108     2,817    41,500  SH       OTHER   01                   41,500
Brookstone Inc.               COM           114537103    10,741   611,600  SH       OTHER   01                  611,600
BOWNE                         COM           103043105    18,348 1,359,100  SH       OTHER   01                1,359,100
BOWNE                         CALL          103043905     1,350   100,000  SH  CALL OTHER   01                  100,000
CASY GENERAL STORES           COM           147528103    28,596 2,739,700  SH       OTHER   01                2,739,700
CAMPBELL RESOURCES INC        COM           134422104     2,42614,117,500  SH       OTHER   01                14,117,500
CANADAIGUA BRAND              CL A          137219200     1,336    26,200  SH       OTHER   01                   26,200
CENTEX CORP.                  COM           152312104     2,397    97,100  SH       OTHER   01                   97,100
C-CUBE MICROSYTEMS INC.       COM           125015107     9,792   157,300  SH       OTHER   01                  157,300
CHILDRENS PLACE RETAIL        COM           168905107     1,137    69,200  SH       OTHER   01                   14,000  55,200
DATA TRANSMISSION NETWORK     COM           238017107       527    30,549  SH       OTHER   01                        0  30,549
DEER & CO.                    COM           244199105     7,196   165,900  SH       OTHER   01                  165,900
EINSTEIN NOAH BAGELS CORP     COM           282577105        26    64,000  SH       OTHER   01                   64,000
GENESIS MICROCHIP             COM           371933102     3,133   148,300  SH       OTHER   01                        0 148,300
LHS GROUP                     COM           501938104     1,938    78,900  SH       OTHER   01                        0  78,900
LHS GROUP                     PUT           501938954     3,684   150,000  SH  PUT  OTHER   01                  150,000
LERNOUT & HAUSPIE SPEECH P    COM           B5628B104       426     9,200  SH       OTHER   01                        0   9,200
MASCO CORP                    COM           574599106     3,997   157,500  SH       OTHER   01                  157,500
NVIDIA CORP                   COM           67066G104     1,779    37,900  SH       OTHER   01                   37,900
OPTA Food Ingredients Inc.    COM           68381N105     3,378 1,080,900  SH       OTHER   01                1,080,900
OPEN TEXT CORP                COM           683715106       932    51,800  SH       OTHER   01                        0  51,800
OPEN TEXT CORP                PUT           683715956       990    55,000  SH  PUT  OTHER   01                   55,000
RUBIO'S RESTAURANTS INC       COM           78116B102     4,218   527,300  SH       OTHER   01                  527,300
S THREE INC                   COM           784849101     2,699   233,400  SH       OTHER   01                  233,400
SOMERA COMMUNICATIONS         COM           834458101       187    15,000  SH       OTHER   01                   15,000
STANDARD PACIFIC CORP         COM           85375C101     3,766   342,400  SH       OTHER   01                  342,400
STONE & WEBSTER               COM           861572105     5,232   311,200  SH       OTHER   01                  311,200
3DFX INTERACTIVE INC          COM           88553X103     3,611   368,050  SH       OTHER   01                  368,050
TII INDUSTRIES                COM           872479209       397   326,000  SH       OTHER   01                  326,000
THE STREET.COM                COM           88368Q103    23,526 1,226,093  SH       OTHER   01                1,156,093  70,000
UAL CORP.                     COM           902549500     4,700    60,600  SH       OTHER   01                   60,600
UNITEDGLOBALCOM               CL A          913247508    13,673   193,600  SH       OTHER   01                  193,600
WALMART                       PUT           931142953     3,456    50,000  SH  PUT  OTHER   01                   50,000